INCOME TAXES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)		Mar. 31, 2023 USD ($)	[1]
Assessable profits	$ (557,108)	[1]	$ 2,000,000	$ (808,336)	[1]	$ (703,433)
Effective income tax rate reconciliation, percent	80.00%		80.00%
UNITED STATES
Effective income tax rate reconciliation GILTI percent	50.00%		50.00%
Effective income tax rate reconciliation	10.50%		10.50%
Net operating loss	$ 5,827,920			4,058,527
HONG KONG
Effective income tax rate reconciliation	8.25%		8.25%
Assessable profits			$ 2,000,000
Effective income tax rate reconciliation federal tax rate	16.50%		16.50%
Net operating loss	$ 14,647,846			$ 12,046,054
Effective income tax rate reconciliation, percent	16.50%		16.50%

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.